Restricted Share Units (Details) - USD ($)	9 Months Ended			12 Months Ended
	Jul. 31, 2025		Jul. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	May 27, 2025	Mar. 31, 2025	Oct. 30, 2024	Oct. 31, 2022	Feb. 14, 2022
Restricted Share Units [Line Items]
Restricted share units issued (in Shares)						250	866	80,000		2,208
Fair value				$ 804,962	$ 91,589
Restricted Share Units [Member]
Restricted Share Units [Line Items]
Fair value	$ 686,986		$ 629,720
Consultants Directors and Officers [Member] | Restricted Share Units [Member]
Restricted Share Units [Line Items]
Restricted share units issued (in Shares)	627,777
Restricted Share Units [Member]
Restricted Share Units [Line Items]
Restricted share units issued (in Shares)	88,248	[1]		264,338	2,216				1,407
Restricted Share Units [Member] | Consultants Directors and Officers [Member]
Restricted Share Units [Line Items]
Restricted share units issued (in Shares)				591,460

[1]	See note 14 regarding the exercise of RSUs.